Property and Equipment, net	6 Months Ended
Jun. 30, 2024
Property and Equipment, net [Abstract]
Property and Equipment, net
7.

Property and Equipment, net
The Company owns the land and building of its principal corporate offices in Athens, Greece and a plot of a land. During the first quarter of 2024, the Company acquired from unaffiliated third parties a plot of land
for the purchase price of Euro 310,000

and another plot of land for the purchase price of Euro
1,300,000 .
Other

assets

consist

of

office

furniture

and

equipment,

computer

software

and

hardware

and

vehicles.
The amount reflected in “Property and equipment, net” is analyzed as follows:

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $ 30,942 $ (6,660) $ 24,282
- Additions in property and equipment 2,755 - 2,755
- Depreciation for the period - (379) (379)
Balance, June 30, 2024 $ 33,697 $ (7,039) $ 26,658